Regulatory Capital (Schedule of Actual Capital Amounts and Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
First Horizon National Corporation
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 3,703,754	$ 2,926,010
Total Capital, Actual Ratio	11.10%	12.24%
Tier 1 Capital, Actual Amount	$ 3,281,478	$ 2,671,871
Tier 1 Capital, Actual Ratio	9.83%	11.17%
Common Equity Tier 1 Capital, Actual Amount	$ 2,962,155	$ 2,377,987
Common Equity Tier 1 Capital, Actual Ratio	8.88%	9.94%
Leverage, Actual Amount	$ 3,281,478	$ 2,671,871
Leverage, Actual Ratio	10.31%	9.35%
Total Capital, Capital Adequacy Purposes, Amount	$ 2,669,910	$ 1,913,133
Total Capital, Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 2,002,433	$ 1,434,849
Tier 1 Capital, Capital Adequacy Purposes, Ratio	6.00%	6.00%
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,501,824	$ 1,076,137
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, Capital Adequacy Purposes, Amount	$ 1,272,990	$ 1,143,250
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
First Tennessee Bank National Association
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 3,520,670	$ 2,762,271
Total Capital, Actual Ratio	10.74%	11.78%
Tier 1 Capital, Actual Amount	$ 3,317,684	$ 2,538,382
Tier 1 Capital, Actual Ratio	10.12%	10.83%
Common Equity Tier 1 Capital, Actual Amount	$ 3,041,420	$ 2,298,080
Common Equity Tier 1 Capital, Actual Ratio	9.28%	9.80%
Leverage, Actual Amount	$ 3,317,684	$ 2,538,382
Leverage, Actual Ratio	10.70%	9.16%
Total Capital, Capital Adequacy Purposes, Amount	$ 2,622,924	$ 1,875,780
Total Capital, Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,967,193	$ 1,406,835
Tier 1 Capital, Capital Adequacy Purposes, Ratio	6.00%	6.00%
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,475,395	$ 1,055,126
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, Capital Adequacy Purposes, Amount	$ 1,240,647	$ 1,108,406
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 3,278,655	$ 2,344,725
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 2,622,924	$ 1,875,780
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Common Equity Tier 1 Capital. To Be Well Capitalized Under Prompt Corrective Action, Amount	$ 2,131,126	$ 1,524,071
Common Equity Tier 1 Capital. To Be Well Capitalized Under Prompt Corrective Action, Ratio	6.50%	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,550,809	$ 1,385,508
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%